CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 265,945	$ 199,223	$ 196,346
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	176,546	184,092	182,026
Stock-based compensation	182,704	153,030	101,667
Accrued severance pay, net	1,171	597	1,323
Amortization of premium and discount and accrued interest on marketable securities	8,322	11,867	(633)
Deferred taxes, net	(52,618)	(39,316)	(33,241)
Changes in operating assets and liabilities:
Trade receivables, net	(129,712)	(85,778)	22,245
Prepaid expenses and other current assets	(31,673)	(79,624)	(80,665)
Trade payables	19,923	(389)	4,094
Accrued expenses and other liabilities	33,684	64,179	14,875
Operating lease right-of-use assets	20,393	15,075	18,167
Deferred revenues	6,417	30,770	63,202
Operating lease liabilities	(26,191)	(18,011)	(19,569)
Amortization of discount on long-term debt	4,582	14,469	13,297
Loss in respect of debt extinguishment	1,206	13,969	0
Other	(984)	(2,337)	(2,828)
Net cash provided by operating activities	479,715	461,816	480,306
Cash flows from investing activities:
Purchase of property and equipment	(31,893)	(24,771)	(24,186)
Purchase of investments	(396,297)	(322,129)	(583,115)
Proceeds from investments	355,560	270,645	328,593
Payments for business acquisitions, net of cash acquired	(29,724)	(142,804)	(147,261)
Capitalization of internal use software costs	(49,997)	(42,440)	(39,098)
Net cash used in investing activities	(152,351)	(261,499)	(465,067)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	953	4,426	8,865
Purchase of treasury shares	(144,944)	(73,180)	(48,272)
Dividends paid to non-controlling interest	(376)	(1,754)	0
Capital lease payments	0	0	(177)
Purchase of subsidiaries shares from non-controlling interest	0	(14,000)	0
Proceeds from issuance of exchangeable senior notes, net	0	0	451,421
Repayment of debt	(20,132)	(177,308)	(215,000)
Net cash provided by (used in) financing activities	(164,499)	(261,816)	196,837
Effect of exchange rate changes on cash	(8,425)	(2,112)	1,868
Net change in cash, cash equivalents and restricted cash	154,440	(63,611)	213,944
Cash, cash equivalents and restricted cash at the beginning of the year	378,656	442,267	228,323
Cash, cash equivalents and restricted cash at the end of the year	533,096	378,656	442,267
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheet:
Cash and cash equivalents	529,596	378,656	442,267
Restricted cash included in other current assets	3,500	0	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	533,096	378,656	442,267
Cash paid during the year for:
Income taxes	123,586	97,258	83,251
Interest	2,974	688	7,829
Non-cash activities:
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 0	$ 4	$ 112